Bank Loans (Details) - Schedule of Terms and Conditions of Outstanding Bank Loans - EUR (€)	6 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Bank Loans (Details) - Schedule of Terms and Conditions of Outstanding Bank Loans [Line Items]
Nominal interest rate	6.25%
Face Value	€ 920,000	€ 920,000
Carrying Amount	€ 440,170	556,386
Bankia SA [Member]
Bank Loans (Details) - Schedule of Terms and Conditions of Outstanding Bank Loans [Line Items]
Nominal interest rate	1.50%
Year of maturity	2025
Face Value	€ 400,000	400,000
Carrying Amount	€ 186,560	236,243
Targobank SA [Member]
Bank Loans (Details) - Schedule of Terms and Conditions of Outstanding Bank Loans [Line Items]
Nominal interest rate	1.87%
Year of maturity	2025
Face Value	€ 100,000	100,000
Carrying Amount	€ 50,874	63,317
Banco de Sabadell SA [Member]
Bank Loans (Details) - Schedule of Terms and Conditions of Outstanding Bank Loans [Line Items]
Nominal interest rate	1.50%
Year of maturity	2025
Face Value	€ 250,000	250,000
Carrying Amount	€ 116,446	149,366
Liberbank [Member]
Bank Loans (Details) - Schedule of Terms and Conditions of Outstanding Bank Loans [Line Items]
Nominal interest rate	1.55%
Year of maturity	2025
Face Value	€ 170,000	170,000
Carrying Amount	€ 86,291	€ 107,460